Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period Abstract
SUBSEQUENT EVENTS

NOTE 39

SUBSEQUENT EVENTS

On January 7, 2021, at the Extraordinary Shareholders’ Meeting of the “Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.” the members agreed to pay total subscribed and unpaid capital. Accordingly, “Santander Asesorías Financieras Limitada” should pay MCh$0,8 in cash and Banco Santander should pay MCh$37 in cash plus assets whose appraisal determined by the Board were MCh$3,689, thus the shareholders has paying 100% of capital of the company.

On January 29, 2021, the Board of FMC in the Ordinary Session N°220 – through Resolution Exempt N°704 – authorize the operation “Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A.” as a banking support company and its registration in the Payment Card Operator Registry, under code 876.

The Central Bank of Chile announced on January 27, 2021, a third stage of this financing mechanism called FCIC3. FCIC 3 will come into effect on March 1, 2021 and there will be an access limit per bank of US$ 2 billion. This new stage is focused on: (i) finalizing the committed execution of this monetary policy instrument, and (ii) deepening and extending the Government's guarantee loan programs (FOGAPE) considering the prolongation of the health emergency and the need to support the reactivation process. The Fogape-Reactiva program is a new economic support measure that includes government guaranteed financing for working capital, investment and refinancing for individuals, small and large-sized companies and it will be in force until December 31, 2021.

No other subsequent events that need to be disclosed occurred between January 1, 2021 and the date of issuance of these Consolidated Financial Statements (February 26, 2021).